ACQUISITIONS - Summary of Estimated Fair Value of Identifiable Intangible Assets and Their Useful Lives (Details) - USD ($) $ in Millions	Aug. 20, 2019	Jan. 25, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finite-lived intangible assets:
Goodwill			$ 349.8	$ 332.1	$ 320.8
Fully
Finite-lived intangible assets:
Goodwill	$ 14.9
Fully | Trade Names
Finite-lived intangible assets:
Finite-lived intangible assets	$ 10.0
Estimated Useful Life (in years)	10 years
Fully | Customer relationships
Finite-lived intangible assets:
Finite-lived intangible assets	$ 1.0
Estimated Useful Life (in years)	5 years
Fully | Non-competition agreements
Finite-lived intangible assets:
Finite-lived intangible assets	$ 0.5
Estimated Useful Life (in years)	4 years
Muuto Acquisition
Finite-lived intangible assets:
Finite-lived intangible assets		$ 135.6
Goodwill		194.3
Muuto Acquisition | Trade Names
Indefinite-lived intangible assets:
Indefinite-lived intangible assets		66.0
Muuto Acquisition | Non-competition agreements
Finite-lived intangible assets:
Finite-lived intangible assets		$ 1.3
Estimated Useful Life (in years)		3 years
Muuto Acquisition | Wholesale customer relationships
Finite-lived intangible assets:
Finite-lived intangible assets		$ 35.8
Estimated Useful Life (in years)		15 years
Muuto Acquisition | Contract customer relationships
Finite-lived intangible assets:
Finite-lived intangible assets		$ 25.0
Estimated Useful Life (in years)		9 years
Muuto Acquisition | Copyrights & designs
Finite-lived intangible assets:
Finite-lived intangible assets		$ 7.5
Estimated Useful Life (in years)		7 years